Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of the Company's shareholding structure
		Total
Percentage of individual	Number of	percentage of
interest in outstanding capital	shareholders	interest

Up to 1.00	1,561	7.32%
From 1.01 to 5.00	12	25.42%
From 5.01 to 10.00	5	39.29%
Over 10	2	27.97%
	1,580	100.00%